Shareholders' Equity - Summary of Number of Share Options Outstanding (Detail) - shares	Jun. 30, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	2,631,822	2,213,985
Key management personnel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	2,153,810
All other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	478,012